Investment, Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Unrealized Gains and Losses on Investments in Equity Securities

Unrealized gains and losses on investment, related party are summarized as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2023	2022	2023	2022

Net losses recognized during the period on equity securities	$(1,482)	$-	$(4,424)	$-
Less: Net losses recognized during the period on equity securities sold	75	-	75	-
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(1,407)	$-	$(4,349)	$-